Consolidated Statements of Changes in Equity - AUD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Beginning balance, value at Jun. 30, 2018	$ 122,372,662	$ 5,651,162	$ (123,311,946)	$ 4,711,878
IfrsStatementLineItems [Line Items]
Loss for the year			(6,425,604)	(6,425,604)
Other comprehensive income		23,668		23,668
Total comprehensive loss		23,668	(6,425,604)	(6,401,936)
Contributions of equity, net of transaction costs and tax	3,126,162			3,126,162
Share-based payments		341,201		341,201
Issue of options/warrants to underwriters		(6,099)		(6,099)
Ending balance, value at Jun. 30, 2019	125,498,824	6,009,932	(129,737,550)	1,771,206
IfrsStatementLineItems [Line Items]
Loss for the year			(6,294,775)	(6,294,775)
Other comprehensive income		(33,175)		(33,175)
Total comprehensive loss		(33,175)	(6,294,775)	(6,327,950)
Contributions of equity, net of transaction costs and tax	14,612,249			14,612,249
Share-based payments		263,387		263,387
Issue of options/warrants to underwriters		3,770,411		3,770,411
Initial adoption of IFRS 16			(14,712)	(14,712)
Restated total equity at July 1, 2019	125,498,824	6,009,932	(129,752,262)	1,756,494
Reversal of forfeited Performance Rights		(81,984)		(81,984)
Ending balance, value at Jun. 30, 2020	140,111,073	9,928,571	(136,047,037)	13,992,607
IfrsStatementLineItems [Line Items]
Loss for the year			(7,077,619)	(7,077,619)
Other comprehensive income		(37,468)		(37,468)
Total comprehensive loss		(37,468)	(7,077,619)	(7,115,087)
Contributions of equity, net of transaction costs and tax	11,764,379			11,764,379
Share-based payments
Issue of options/warrants to underwriters
Exercise of options/warrants	1,699,522	(973,467)		726,055
Revaluation of warrants
Issue of performance rights		622,725		622,725
Options expired		(49,438)	49,438
Issue of options/warrants		1,542,356		1,542,356
Ending balance, value at Jun. 30, 2021	$ 153,574,974	$ 11,033,279	$ (143,075,218)	$ 21,533,035